DWS Digital Horizons Fund Expense Example - DWS Digital Horizons Fund	Apr. 29, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 695
Expense Example, with Redemption, 3 Years	987
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	2,185
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,443
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	$ 1,474